Consolidated Balance Sheets (USD $)	Sep. 30, 2011	Dec. 31, 2010
Assets
Cash	$ 938,199	$ 1,396,384
Accounts receivable less allowance for doubtful accounts $150,000 (December 31, 2010 - $150,000)	162,937	57,890
Prepaid expenses	10,601	406,557
Total Current Assets	1,111,737	1,860,831
Equipment, net	16,518	26,803
Other assets	18,038	20,009
Domain name rights and intangible assets	2,157,241	2,157,241
Deferred tax asset, less valuation allowance of $141,394 (December 31, 2010 - $139,463)	0	0
Total Assets	3,303,534	4,064,884
Liabilities and Stockholders' Equity
Accounts payable	22,066	12,251
Accrued liabilities	57,538	120,713
Accounts payable and accrued liabilities - related party	11,892	4,473
Total Current Liabilities	91,496	137,437
Stockholders' equity
Common stock, no par value, unlimited shares authorized, 63,877,703 shares issued and outstanding (December 31, 2010 - 63,877,703)	18,237,685	18,233,440
Accumulated deficit	(15,050,227)	(14,330,573)
Accumulated other comprehensive income: Foreign currency translation adjustment	24,580	24,580
Total Stockholders' Equity	3,212,038	3,927,447
Total Liabilities and Stockholders' Equity	$ 3,303,534	$ 4,064,884